LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2017
Long-term investments, net
Cost basis	¥ 1,286,915	¥ 6,693,484
Gross unrealized gains	944	236,979
Gross unrealized losses	(228,134)	(142,337)
Exchange adjustments	3,964	(229,185)
Dividends received	0	(78,619)
Fair value	1,063,689	6,480,322
Marketable securities
Long-term investments, net
Cost basis	96,848	296,848
Gross unrealized gains	0	0
Gross unrealized losses	(63,678)	(142,337)
Exchange adjustments	3,964	(732)
Dividends received	0	0
Fair value	37,134	153,779
Wealth management product
Long-term investments, net
Cost basis	937,500	6,109,574
Gross unrealized gains	500	209,844
Gross unrealized losses	0	0
Exchange adjustments	0	(228,453)
Dividends received	0	(78,619)
Fair value	938,000	6,012,346
IFM Investments Limited
Long-term investments, net
Fair value	58,800	218,600
IFM Investments Limited | Unlisted equity securities
Long-term investments, net
Cost basis	220,035	221,694	¥ 60,000
Gross unrealized gains	442	24,313
Gross unrealized losses	(135,805)	0
Exchange adjustments	0	0
Dividends received	0	0
Fair value	84,672	246,007
IFM Investments Limited | Loan receivables measured at fair value
Long-term investments, net
Cost basis	32,532	65,368
Gross unrealized gains	2	2,822
Gross unrealized losses	(28,651)	0
Exchange adjustments	0	0
Dividends received	0	0
Fair value	¥ 3,883	¥ 68,190